Employee benefits (Details 4) $ in Millions	Dec. 31, 2025 USD ($)
Pension Plans P P S P R [Member]
IfrsStatementLineItems [Line Items]
Deficit registered by Petros	$ 236
Ordinary and extraordinary future contributions - sponsor	4,273
Contributions related to the TFC - sponsor	786
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(2,049)
Net actuarial liability recorded by the Company	3,247
Pension Plans P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Deficit registered by Petros	118
Ordinary and extraordinary future contributions - sponsor	1,259
Contributions related to the TFC - sponsor	567
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(496)
Net actuarial liability recorded by the Company	$ 1,448